GOODWILL	6 Months Ended
Jun. 30, 2012
GOODWILL
GOODWILL

4. GOODWILL

  Changes in the carrying amount of goodwill for the six-month period ended June 30, 2012 are as follows:

Balance at the beginning of the period	$37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)

Balance at the end of the period	$42,859

  No goodwill impairment loss was recognized in the six-month period ended June 30, 2012.